Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2017 and 2016 is as follows:

	2017 $	2016 $
Comprehensive loss	(34,742)	(37,173)
Expected income tax expense at Canadian statutory income tax rate of 26.51% (2016-26.51%)	(9,211)	(9,856)
Permanent differences	13,015	5,099
Share issuance costs	(4,502)	(2,965)
Stock-based compensation benefits	(4,722)	—
State tax losses	(4,875)	—
Other items	367	(39)
Foreign tax rate differential	711	(664)
Increase in valuation allowance	9,217	8,425
Provision for income tax (recovery) expense	—	—

During the years ended December 31, 2017 and 2016, the loss before income taxes includes foreign income loss of $3,686 and $1,791, respectively.
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2017 and 2016 are as follows:

	2017 $	2016 $
Deferred tax assets
State tax loss carryforwards	6,839	—
Share issuance costs	6,662	4,662
Lease accruals and reserves	5,747	4,827
Tax loss carryforwards	4,283	4,936
SR&ED expenditure carryforwards	3,486	3,363
Temporary differences on capital and intangible assets	3,236	2,596
Investment tax credits	3,046	2,766
Stock based compensation expense	237	689
Total deferred tax assets	33,536	23,839
Valuation allowance	(31,653)	(22,436)
	1,883	1,403
Deferred tax liabilities
Capitalized software development costs	3,271	1,403
Total deferred tax liabilities	3,271	1,403
Net deferred tax liability	1,388	—

The Company has determined that it is not more likely than not that it will realize any of its deferred tax assets, and therefore a full valuation allowance has been established against the total deferred tax assets.
The Company does not have any unrecognized tax benefits.
The Company's accounting policy is to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. In the years ended December 31, 2017 and 2016, there was no interest or penalties related to uncertain tax positions.

The Company and its Canadian subsidiaries file federal and provincial income tax returns in Canada. The Company and its subsidiaries in the United States (U.S.) file federal and state income tax returns in the U.S. and its other foreign subsidiaries file income tax returns in their respective foreign jurisdictions. The Company remains subject to audit by the relevant tax authorities for the years ended 2012 through 2017.

As of December 31, 2017, a corporate income tax audit by the Canadian Revenue Agency (CRA) for the year ended December 31, 2015 remains open. The Company is subject to the possibility of penalty and interest amounts arising from the outcome of this CRA audit. As of December 31, 2017, the Company believes that interest and penalties resulting from the CRA audit are reasonably estimable but not probable. As a result, the Company has not recorded a contingent liability related to the CRA audit.

On December 22, 2017 the United States signed into law the Tax Cuts and Jobs Act. As a result of this law, the United States federal corporations tax rate decreased to 21% beginning January 1, 2018. During the year ending December 31, 2017, the impact on the Company's net deferred tax assets and liabilities as a result of the decrease in the tax rate was not material.

The Company estimates SR&ED expenditures and claims investment tax credits for income tax purposes based on management’s interpretation of the applicable legislation in the Income Tax Act (“the Act”) and related provincial legislation. These claims are subject to audit by the tax authorities. In the opinion of management, the treatment of research and development expenditures for income tax purposes is appropriate. Any difference between recorded refundable tax credits and amounts ultimately received is recorded when the amount becomes known.

As at December 31, 2017 and 2016, the Company had unused non-capital tax losses of approximately $96,495 and $17,728 respectively. U.S. state losses of $80,458 are included in the balance at December 31, 2017. In addition, at December 31, 2017 and 2016, the Company has SR&ED expenditure pool balance totaling $13,148 and $12,683 respectively, and investment tax credits of $3,762 and $3,435 respectively, that are due to expire as follows:

	Non-Capital Losses $	SR&ED Expenditures $	Investment Tax Credits $
2032	14	—	394
2033	52	—	197
2034	245	—	563
2035	625	—	557
2036	30,023	—	1,050
2037	65,536	—	1,001
Indefinite	—	13,148	—
	96,495	13,148	3,762